SA Multi-Managed Mid Cap Growth Portfolio Annual Fund Operating Expenses - SA Multi-Managed Mid Cap Growth Portfolio	Mar. 31, 2026
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.01%
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.16%
Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.26%